UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23151

5-to-15 Year Laddered Municipal Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2020

Date of Reporting Period

Item 1. Reports to Stockholders

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 96.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.3%

Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	$500	$556,860

Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	1,325	1,612,856

		$2,169,716

Education — 2.9%

Arizona State University, 5.00%, 7/1/35	$1,500	$2,023,845

Arizona State University, 5.00%, 7/1/36	1,000	1,343,290

Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	240,688

Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	700,679

Colorado School of Mines, 4.00%, 12/1/34	890	1,021,764

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	1,041,924

Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,218,180

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/33	500	564,895

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/35	200	224,260

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 5.00%, 9/1/31	275	343,764

Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 5.00%, 9/1/32	350	434,242

Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	630,003

Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo Bank, N.A.), 0.16%, 2/15/26(1)	5,000	5,000,000

Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,130,310

New York Dormitory Authority, (Cornell University), 5.00%, 7/1/31	1,000	1,411,770

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	214,734

Saginaw Valley State University, MI, 5.00%, 7/1/26	750	933,997

Saginaw Valley State University, MI, 5.00%, 7/1/27	500	620,050

Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,237,500

University of North Carolina at Greensboro, 5.00%, 4/1/33	1,010	1,149,531

Virginia Commonwealth University, 4.00%, 11/1/34	1,145	1,371,401

Western Michigan University, 5.00%, 11/15/24	300	351,753

		$23,208,580

Electric Utilities — 3.5%

Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,207,190

Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	365	439,683

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)

Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	$1,000	$1,204,610

Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	304,852

Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	919,882

New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	925,786

New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/35	500	598,945

New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/36	650	775,736

North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	610,470

Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	598,835

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	355,956

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	311,852

Seattle, WA, Municipal Light and Power Revenue, Green Bonds, 4.00%, 7/1/34(2)	10,035	12,694,977

Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	297,962

Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	297,218

Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	296,598

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	356,394

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	474,284

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,325,453

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,771,080

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,179,360

Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	300	352,998

Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	294,278

		$27,594,399

General Obligations — 29.5%

Abilene Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	$700	$856,534

Addison, TX, 5.00%, 2/15/26	270	302,489

Anchorage, AK, 5.00%, 9/1/24	250	296,698

Anchorage, AK, 5.00%, 9/1/25	100	122,730

Anchorage, AK, 5.00%, 9/1/27	780	951,155

Belding Area Schools, MI, 5.00%, 5/1/28	250	311,850

Belding Area Schools, MI, 5.00%, 5/1/30	250	310,733

Birmingham, AL, 5.00%, 12/1/25	1,050	1,295,395

Birmingham, AL, 5.00%, 12/1/27	2,460	3,198,418

Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	1,500	1,830,015

Brookline, MA, 5.00%, 3/15/30	2,695	3,674,147

Brookline, MA, 5.00%, 3/15/31	4,075	5,524,926

Burlington, VT, 5.00%, 11/1/27	305	395,393

Burlington, VT, 5.00%, 11/1/29	235	320,324

14	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Burlington, VT, 5.00%, 11/1/30	$300	$406,554

Burlington, VT, Series 2016A, 5.00%, 11/1/25	300	369,195

Burlington, VT, Series 2016A, 5.00%, 11/1/26	150	189,453

Burlington, VT, Series 2019A, 5.00%, 11/1/25	150	184,598

Burlington, VT, Series 2019A, 5.00%, 11/1/26	210	265,234

California, 4.00%, 9/1/26	320	390,496

California, 4.00%, 8/1/36	5,000	5,831,900

California, 5.00%, 8/1/24	1,390	1,659,451

California, 5.00%, 8/1/26	2,010	2,473,928

California, 5.00%, 8/1/32	1,590	1,986,037

Cape May County, NJ, 3.00%, 10/1/31	1,000	1,106,250

Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	767,220

Clark County, NV, 4.00%, 11/1/34	2,375	2,671,685

Collin County, TX, 5.00%, 2/15/25	1,605	1,944,570

Colonial School District, PA, 5.00%, 2/15/32	100	122,226

Colonial School District, PA, 5.00%, 2/15/33	200	244,006

Connecticut, 4.00%, 6/1/30	1,000	1,246,100

Connecticut, 4.00%, 6/1/31	1,500	1,857,375

Connecticut, 4.00%, 6/1/32	1,000	1,228,950

Connecticut, 4.00%, 6/1/33	600	732,462

Connecticut, 4.00%, 6/1/35	850	1,029,758

Connecticut, 4.00%, 6/1/36	1,000	1,206,060

Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/32	650	828,035

Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	100	125,840

Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	802,015

Dallas, TX, 5.00%, 2/15/29	2,775	3,193,720

Dallas, TX, 5.00%, 2/15/31	3,615	4,016,916

Delaware, 5.00%, 1/1/27	2,020	2,607,093

Delaware, 5.00%, 2/1/29	1,000	1,326,240

Denton County, TX, 4.00%, 7/15/31	1,500	1,834,530

District of Columbia, 5.00%, 6/1/33	6,690	7,784,350

Dowagiac Union School District, MI, 4.00%, 5/1/26	350	418,401

Dublin City School District, OH, 5.00%, 12/1/29	500	676,775

Easton Area School District, PA, 5.00%, 2/1/31	1,650	2,143,053

Fayette County School District, GA, 5.25%, 9/1/24	1,175	1,414,289

Flower Mound, TX, 5.00%, 3/1/27	510	637,306

Franklin County, OH, 4.25%, 12/1/35	1,100	1,194,655

Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	459,624

Georgia, 5.00%, 2/1/32	1,000	1,269,840

Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	618,040

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Harlandale Independent School District, TX, 5.00%, 8/1/29	$845	$1,070,835

Hawaii, 5.00%, 1/1/30	4,000	5,367,480

Hennepin County, MN, 5.00%, 12/1/33	1,000	1,256,800

Homewood, AL, 5.00%, 9/1/28	2,000	2,516,760

Homewood, AL, 5.00%, 9/1/29	2,000	2,508,620

Honolulu City and County, HI, 3.00%, 9/1/31	1,510	1,692,000

Illinois, 5.00%, 9/1/27	12,035	13,906,442

Illinois, 5.00%, 3/1/28	2,000	2,077,160

Illinois, 5.00%, 4/1/29	1,190	1,289,222

Illinois, 5.00%, 3/1/34	6,000	6,192,240

Illinois, 5.00%, 3/1/35	1,000	1,031,330

Illinois, 5.50%, 5/1/30	5,500	6,827,040

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,148,860

Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	3,068,937

Lakeland, FL, 5.00%, 10/1/25	635	765,251

Lakeland, FL, 5.00%, 10/1/28	1,500	1,802,310

Lakeland, FL, 5.00%, 10/1/30	1,000	1,197,460

Lane Community College, OR, 4.00%, 6/15/36(2)	4,900	6,080,067

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	600	423,924

Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,878,000

Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,988,184

Maine, 5.00%, 6/1/30	3,000	4,198,320

McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	238,766

Miami-Dade County School District, FL, 5.00%, 3/15/28	300	360,402

Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,224,640

Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	633,282

Morris Township, NJ, 3.00%, 11/1/27	440	501,345

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	164,927

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	234,987

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	409,210

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	871,493

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	1,061,628

Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	862,265

New Hampshire, 4.00%, 12/1/33	2,285	2,762,177

15	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Oregon, 2.25%, 12/1/24	$1,000	$1,077,120

Oregon, 2.35%, 6/1/25	165	179,208

Oregon, 2.40%, 12/1/25	1,050	1,146,505

Oregon, 2.50%, 6/1/26	1,070	1,179,868

Pasadena, TX, 4.00%, 2/15/28	500	576,950

Pasadena, TX, 4.00%, 2/15/29	150	172,868

Pasadena, TX, 4.00%, 2/15/30	500	574,530

Pasadena, TX, 4.00%, 2/15/31	650	743,762

Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	998,032

Pennsylvania, 4.00%, 6/1/30	5,000	5,308,000

Pennsylvania, 4.00%, 6/15/31	235	262,417

Philadelphia, PA, 5.00%, 2/1/24	1,050	1,208,749

Philadelphia, PA, 5.00%, 2/1/26	1,150	1,409,670

Philadelphia, PA, 5.00%, 2/1/31	2,250	2,958,525

Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,211,520

Plano Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/30	2,225	2,475,379

Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	2,000	2,358,740

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	465	556,373

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	601,837

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	646,981

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	675,750

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	700,488

Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	728,444

Romeo Community Schools, MI, 5.00%, 5/1/30	700	866,936

Romulus, MI, 4.00%, 11/1/31	250	287,208

Romulus, MI, 4.00%, 11/1/32	200	227,584

Romulus, MI, 4.00%, 11/1/33	250	283,175

SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,650	1,960,579

School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	520,884

Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	347,751

Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,431,980

South Texas College District, Prerefunded to 8/15/23, 5.00%, 8/15/30	1,295	1,471,314

Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,331,506

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Southfield Public Schools, MI, 5.00%, 5/1/27	$1,000	$1,282,730

St. Mary’s County, MD, 5.00%, 5/1/28	1,255	1,673,517

St. Mary’s County, MD, 5.00%, 5/1/30	1,245	1,746,212

St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	2,169,047

St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,270,890

Stamford, CT, 4.00%, 8/1/27	650	764,835

Sun Valley, ID, 5.00%, 9/15/25	755	935,475

Sun Valley, ID, 5.00%, 9/15/26	695	887,550

Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	649,307

Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	564,341

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	594,747

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	615,786

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	631,748

Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	658,897

Utah, 5.00%, 7/1/26	6,000	7,667,400

Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	748,248

Washington, 5.00%, 8/1/28	1,485	1,876,283

Washington, 5.00%, 8/1/29	1,400	1,765,106

Washington, 5.00%, 8/1/35	6,910	8,027,347

Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	265	258,542

Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,351,439

Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	415,699

Williamson County, TX, 5.00%, 2/15/28	300	349,500

York County, PA, 5.00%, 6/1/27	1,225	1,469,436

		$234,122,116

Hospital — 13.9%

Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$1,750	$2,165,310

Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/33	3,000	3,670,920

Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	290,398

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	100	107,408

16	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	$750	$937,087

Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	40,662

Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	406,821

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34(2)	100	117,943

Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/34	2,000	2,515,440

Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/35	3,000	3,757,620

Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/26 (Put Date), 8/1/49	5,000	5,959,450

Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	182,639

Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,878,490

Geisinger Authority, PA, (Geisinger Health System), 5.00%, 4/1/35	6,000	7,819,320

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	1,157,020

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/32	1,815	1,979,675

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,353,560

Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	609,720

Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,158,040

Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,153,630

Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.56%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(3)	12,715	12,457,394

Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,164,610

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	297,130

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	295,752

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	293,338

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,414,740

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,803,345

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,392,700

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.73%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(3)	$4,865	$4,819,220

Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,152,610

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	665,049

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	633,759

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	604,640

Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	245	292,763

Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/34	1,000	1,309,100

Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/35	700	910,721

Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/36	1,000	1,295,360

Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	1,315	1,522,007

Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	584,415

Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	573,859

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,189,040

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	544,055

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	556,800

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/28	1,340	1,489,517

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/29	775	859,281

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	400	476,132

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	500	620,775

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	500	618,435

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,204,610

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	861,014

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	859,089

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	633,802

17	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	$700	$847,595

New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	116,384

Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,175,050

North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 5.00%, 12/1/33	2,930	3,159,185

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/33	2,250	2,890,710

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,210,350

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	284,703

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	168,072

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	350,700

St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	594,480

St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	729,844

University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,998,743

Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/26 (Put Date), 5/15/60	3,500	4,392,710

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	403,514

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	300	365,559

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	205	248,872

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	605,345

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	480,808

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	300	359,091

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,944,416

Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	488,804

		$110,471,150

Housing — 2.7%

California Housing Finance Agency, 4.00%, 3/20/33	$4,709	$5,168,328

Connecticut Housing Finance Authority, 3.60%, 11/15/30	145	157,229

Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	1,106,060

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.30%, 7/1/21	$900	$915,489

Minnesota Housing Finance Agency, 2019 Series A, 4.00%, 8/1/34	295	356,478

Minnesota Housing Finance Agency, 2019 Series A, 4.00%, 8/1/35	440	529,439

Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/33	525	636,032

Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/34	240	290,016

Minnesota Housing Finance Agency, 2019 Series C, 4.00%, 8/1/35	285	342,932

New York City Housing Development Corp., NY, 2.65%, 11/1/27	870	940,235

New York City Housing Development Corp., NY, 2.80%, 5/1/29	655	708,297

New York City Housing Development Corp., NY, 2.85%, 11/1/29	300	324,639

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	190	202,145

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	240,851

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	244,901

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	152,922

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	120,015

New York Mortgage Agency, 2.30%, 10/1/30	1,000	1,069,490

New York Mortgage Agency, 3.65%, 4/1/32	1,000	1,121,560

Seattle Housing Authority, WA, 2.625%, 12/1/23	110	117,214

Seattle Housing Authority, WA, 2.75%, 12/1/24	480	521,040

Seattle Housing Authority, WA, 2.875%, 12/1/25	900	995,103

Seattle Housing Authority, WA, 3.00%, 12/1/26	920	1,032,829

Tennessee Housing Development Agency, 2.80%, 7/1/26	250	277,155

Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,745	2,001,166

Virginia Housing Development Authority, 2.55%, 5/1/27	630	674,226

Virginia Housing Development Authority, 3.80%, 12/1/35	785	893,126

Washington Housing Finance Commission, 2.25%, 6/1/25	105	111,988

Washington Housing Finance Commission, 2.30%, 12/1/25	130	139,502

Washington Housing Finance Commission, 2.40%, 6/1/26	105	113,295

		$21,503,702

Insured – Education — 0.6%

Northern Arizona University, (BAM), 5.00%, 6/1/31	$1,100	$1,471,074

Northern Arizona University, (BAM), 5.00%, 6/1/32	500	662,705

18	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)

Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/28	$1,065	$1,329,929

Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29	1,000	1,246,100

		$4,709,808

Insured – Escrowed / Prerefunded — 0.0%(4)

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$100	$121,849

		$121,849

Insured – General Obligations — 1.0%

Albertville, AL, (BAM), 4.00%, 6/1/28	$1,130	$1,191,325

Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,505	1,583,049

Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	641,635

New Britain, CT, (BAM), 5.00%, 3/1/25	135	161,776

New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	6,067

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	537,008

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	382,187

Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	820,948

Yonkers, NY, (BAM), Series 2019A, 5.00%, 5/1/31	1,000	1,287,020

Yonkers, NY, (BAM), Series 2019B, 5.00%, 5/1/31	1,200	1,565,976

		$8,176,991

Insured – Lease Revenue / Certificates of Participation — 0.8%

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	$1,350	$1,613,830

Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,503,131

Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	304,463

Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	121,203

Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	477,936

Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	238,370

Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	482,480

Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	370,166

Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	442,838

Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	752,293

Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	310	382,816

		$6,689,526

Insured – Other Revenue — 0.6%

New York Dormitory Authority, School Districts Revenue Bond Financing Program, (AGM), 5.00%, 10/1/33	$1,250	$1,591,912

New York Dormitory Authority, School Districts Revenue Bond Financing Program, (AGM), 5.00%, 10/1/34	1,250	1,585,675

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue (continued)

New York Dormitory Authority, School Districts Revenue Bond Financing Program, (AGM), 5.00%, 10/1/35	$1,000	$1,262,850

		$4,440,437

Insured – Special Tax Revenue — 0.1%

Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	$420	$514,282

		$514,282

Insured – Transportation — 1.6%

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	$500	$598,365

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	320	380,858

New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	444,893

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/30	1,000	1,253,320

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/31	1,250	1,556,175

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	1,650	2,040,703

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	2,450	3,003,945

New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	2,485	3,035,502

		$12,313,761

Insured – Water and Sewer — 0.0%(4)

Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$303,907

		$303,907

Lease Revenue / Certificates of Participation — 5.8%

Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,159,160

Aspen Fire Protection District, CO, 4.00%, 12/1/29	150	188,702

Aspen Fire Protection District, CO, 4.00%, 12/1/30	235	292,685

Aspen Fire Protection District, CO, 4.00%, 12/1/31	250	308,105

Aspen Fire Protection District, CO, 4.00%, 12/1/32	205	249,881

Broward County School Board, FL, 5.00%, 7/1/25	500	600,970

Broward County School Board, FL, 5.00%, 7/1/27	500	614,220

Broward County School Board, FL, 5.00%, 7/1/29	500	610,045

Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,456,037

California Public Works Board, 5.00%, 11/1/29	1,000	1,265,140

Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	628,200

Colorado Department of Transportation, 5.00%, 6/15/30	350	432,845

Colorado Department of Transportation, 5.00%, 6/15/31	310	381,781

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	500	598,680

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,846,720

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	$3,000	$3,823,080

Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	246,624

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	151,872

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	638,468

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	680,187

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	716,927

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	741,415

Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	769,208

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	536,715

Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,839,313

Medina City School District, OH, 5.00%, 12/1/24	300	356,871

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,728,712

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	2,000	2,448,560

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	1,007,854

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,224,720

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,260,060

Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,335,738

Palm Beach County School Board, FL, 5.00%, 8/1/31	4,000	4,824,040

Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,572,337

Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	484,711

Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	600,245

Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	1,049,027

Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,169,117

South Dakota Building Authority, 5.00%, 6/1/26	500	628,745

South Dakota Building Authority, 5.00%, 6/1/27	635	747,840

South Dakota Building Authority, 5.00%, 6/1/28	210	254,440

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	$200	$241,052

Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,405,027

		$46,116,076

Other Revenue — 10.4%

Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$1,080,805

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/33	690	809,743

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/34	810	948,324

Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/35	760	886,373

District of Columbia, (National Public Radio, Inc.), Prerefunded to 4/1/26, 5.00%, 4/1/28	1,000	1,261,570

District of Columbia, (National Public Radio, Inc.), Prerefunded to 4/1/26, 5.00%, 4/1/29	1,000	1,261,570

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/32	825	1,004,248

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/33	640	776,813

Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/34	510	617,839

Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	191,709

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00%, 7/1/24	5,000	5,560,150

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,703,200

Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	19,000	22,518,990

Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,887,950

Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City), 5.00%, 12/1/32	2,355	3,130,431

Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City), 5.00%, 12/1/34	2,425	3,195,495

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	626,570

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	275	343,277

Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 12/2/24 (Put Date), 8/1/49	2,500	2,841,100

Mississippi Development Bank, Special Obligation Bond, (East Mississippi Correctional Facility), 5.00%, 8/1/25	1,000	1,189,800

Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,521,422

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/27	$200	$242,564

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/28	250	308,340

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/29	325	406,198

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/31	250	310,620

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/32	550	678,766

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/33	300	368,463

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/34	300	367,320

New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/35	700	853,496

Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	1,735	1,935,618

Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	3,000	3,319,980

Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,364,612

San Diego Association of Governments, CA, (Mid-Coast Corridor Transit), Green Bonds, 1.80%, 11/15/27	1,000	1,029,080

Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,735,450

Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	3,038,350

Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,213,210

		$82,529,446

Senior Living / Life Care — 2.5%

Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,500,625

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/24	160	174,302

Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/28	1,480	1,636,762

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/30	1,655	1,904,458

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	250	285,712

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/32	350	398,174

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/33	600	677,922

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/34	685	770,433

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/35	$615	$689,735

Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	875	935,891

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	53,760

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	910	972,071

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	114,017

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	624,749

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,134,360

East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	261,263

East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	284,580

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	236,968

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	1,013,680

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	637,962

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	664,824

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	220,860

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	275,010

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	161,337

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	108,361

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	1,100	1,189,881

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	53,943

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	125	134,229

North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	225	239,645

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	230	248,425

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	725,591

North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	267,518

		$19,597,048

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.7%

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	$500	$618,700

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	302,820

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,277,519

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,110,429

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,170,343

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,100,913

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	900,000

Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 10/1/32	1,200	1,298,328

Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	542,958

New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/36	2,000	2,456,460

New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/33	1,190	1,389,563

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/31/21	2,500	2,580,075

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,166,246

New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,000	6,117,650

Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/35	3,120	3,868,207

Queen Creek, AZ, Excise Tax and State Shared Revenue, 4.00%, 8/1/36	1,000	1,234,190

Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	118,802

Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	164,524

Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,259,120

		$29,676,847

Transportation — 12.6%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	$2,005	$2,517,999

Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,982,466

Central Florida Expressway Authority, 4.00%, 7/1/35	3,350	3,778,733

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,211,780

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	174,791

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	$150	$174,440

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	500	579,600

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,155,480

Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	125	143,395

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,624,394

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,797,827

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,234,510

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,228,660

Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	3,136,918

Clark County, NV, Highway Revenue, 5.00%, 7/1/33	3,000	3,406,200

Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,554,576

Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30	2,545	2,570,781

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,778,787

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,100	2,563,617

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	599,170

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,194,840

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	892,770

Hawaii, Highway Revenue, 5.00%, 1/1/31	805	1,070,561

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	780,409

Illinois Toll Highway Authority, 5.00%, 1/1/29	175	211,958

Illinois Toll Highway Authority, 5.00%, 12/1/32	350	416,594

Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	289,110

Kentucky Turnpike Authority, 5.00%, 7/1/33	500	548,070

Massachusetts Department of Transportation, 5.00%, 1/1/30	4,860	6,396,635

Metropolitan Transportation Authority, NY, 5.00%, 11/15/27	1,500	1,690,635

Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	431,646

Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/29	2,435	2,768,376

New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	184,737

North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/26	3,000	3,746,970

North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/29	550	655,094

North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/30	400	474,684

Port Authority of New York and New Jersey, 4.00%, 7/15/36	1,705	2,057,492

Port Authority of New York and New Jersey, 5.00%, 9/1/34	3,595	4,674,039

Port of Seattle, WA, 5.00%, 3/1/25	150	175,100

Port of Seattle, WA, 5.00%, 3/1/27	250	289,652

Port of Seattle, WA, 5.00%, 3/1/29	250	288,353

Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/29	225	285,278

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/31	$370	$473,715

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,731,187

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/31	300	382,833

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	660	836,464

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/33	600	756,396

Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/34	450	565,902

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/34	1,000	601,890

Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/35	500	284,995

Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	14,400	18,231,264

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,724,810

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,005	1,264,903

Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	4,050,783

Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	821,303

		$100,463,572

Water and Sewer — 3.8%

Beverly Hills Public Financing Authority, CA, Water Revenue, 4.00%, 6/1/36(2)	$170	$216,558

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	300	361,545

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	138,346

Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	120,194

Cherokee County Water and Sewerage Authority, GA, 5.00%, 8/1/28	1,250	1,673,962

Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,819,830

Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	691,955

McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	1,000	1,171,060

Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,895	2,221,944

Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	754,704

Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	625,290

Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	693,780

Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	771,572

Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,235,910

Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	636,190

Richmond, VA, Public Utility Revenue, 4.00%, 1/15/36	7,205	9,014,824

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	$500	$602,465

Winston-Salem, NC, Water and Sewer System Revenue, 5.00%, 6/1/26	5,000	6,346,650

Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	627,811

Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	682,693

		$30,407,283

Total Tax-Exempt Investments — 96.3% (identified cost $711,489,019)		$765,130,496

Other Assets, Less Liabilities — 3.7%		$29,766,142

Net Assets — 100.0%		$794,896,638

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2020, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2020, 4.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 2.7% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2020.

(2)	When-issued security.

(3)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(4)	Amount is less than 0.05%.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

Liq	–	Liquidity Provider

PSF	–	Permanent School Fund

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	–	Standby Bond Purchase Agreement

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2020

Unaffiliated investments, at value (identified cost, $711,489,019)	$765,130,496

Cash	41,416,654

Interest receivable	7,667,626

Receivable from affiliates	20,162

Total assets	$814,234,938

Liabilities

Payable for when-issued securities	$19,024,757

Payable to affiliate:

Investment adviser fee	210,028

Accrued expenses	103,515

Total liabilities	$19,338,300

Net Assets applicable to investors’ interest in Portfolio	$794,896,638

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2020

Interest	$8,733,158

Total investment income	$8,733,158

Expenses

Investment adviser fee	$1,155,755

Trustees’ fees and expenses	20,632

Custodian fee	98,842

Legal and accounting services	29,443

Miscellaneous	11,529

Total expenses	$1,316,201

Deduct —

Allocation of expenses to affiliates	$52,085

Total expense reductions	$52,085

Net expenses	$1,264,116

Net investment income	$7,469,042

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(756,913)

Net realized loss	$(756,913)

Change in unrealized appreciation (depreciation) —

Investments	$10,403,434

Net change in unrealized appreciation (depreciation)	$10,403,434

Net realized and unrealized gain	$9,646,521

Net increase in net assets from operations	$17,115,563

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020

From operations —

Net investment income	$7,469,042	$14,483,904

Net realized gain (loss)	(756,913)	3,670,755

Net change in unrealized appreciation (depreciation)	10,403,434	31,795,434

Net increase in net assets from operations	$17,115,563	$49,950,093

Capital transactions —

Contributions	$87,682,523	$100,910,579

Withdrawals	(39,464,316)	(34,118,862)

Portfolio transaction fee	190,329	202,332

Net increase in net assets from capital transactions	$48,408,536	$66,994,049

Net increase in net assets	$65,524,099	$116,944,142

Net Assets

At beginning of period	$729,372,539	$612,428,397

At end of period	$794,896,638	$729,372,539

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Financial Highlights

	Six Months Ended July 31, 2020 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2017(1)
Ratios/Supplemental Data			2020	2019	2018

Ratios (as a percentage of average daily net assets):

Expenses(2)	0.35	%(3)	0.35%	0.35%	0.35%	0.35	%(3)

Net investment income	2.07	%(3)	2.17%	2.16%	2.01%	1.71	%(3)

Portfolio Turnover	32	%(4)	28%	78%	35%	30	%(4)

Total Return(2)	2.36	%(4)	7.88%	3.11%	3.83%	(0.80	)%(4)

Net assets, end of period (000’s omitted)	$794,897		$729,373	$612,428	$676,300	$502,104

(1)	For the period from the start of business, March 28, 2016, to January 31, 2017.

(2)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.01%, 0.01% and 0.02% of average daily net assets for the six months ended July 31, 2020, the years ended January 31, 2020, 2019 and 2018 and the period ended January 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Not annualized.

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At July 31, 2020, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 99.0% and 1.0%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of July 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin

28

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.32% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the six months ended July 31, 2020, the Portfolio’s investment adviser fee amounted to $1,155,755 or 0.32% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Pursuant to a voluntary expense reimbursement, BMR and Parametric were allocated $52,085 in total of the Portfolio’s operating expenses for the six months ended July 31, 2020.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $274,414,244 and $225,704,049, respectively, for the six months ended July 31, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$711,482,937

Gross unrealized appreciation	$54,134,672

Gross unrealized depreciation	(487,113)

Net unrealized appreciation	$53,647,559

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended July 31, 2020.

29

5-to-15 Year Laddered Municipal Bond Portfolio

July 31, 2020

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$765,130,496	$—	$765,130,496

Total Investments	$—	$765,130,496	$—	$765,130,496

7   Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies, as may other epidemics and pandemics that may arise in the future, and can affect the market in general in significant and unforeseen ways. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

30

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•	Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

31

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (formerly Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund) (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of EVM, with respect to the Fund, as well as the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and sub-advisory agreement for the Fund and the investment advisory agreement and sub-advisory agreement for the Portfolio (collectively, the “investment advisory agreements”).

32

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser and the Sub-adviser.

The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. Regarding the Adviser, the Board considered the applicable Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in the Sub-adviser’s tax-advantaged bond strategies group and the investment professionals in the Adviser’s and Sub-adviser’s municipal research groups involved in managing the Fund and the Portfolio and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

33

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

34

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

35

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

July 31, 2020

Officers and Trustees

Officers of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and 5-to-15 Year Laddered Municipal Bond Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22625    7.31.20

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

5-to-15 Year Laddered Municipal Bond Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2020